Related Party Note Payable (Details Narrative) - USD ($)		6 Months Ended
	Jun. 26, 2019	Jun. 30, 2019	Dec. 31, 2018
Notes payable related parties		$ 75,000
Chief Executive Officer [Member]
Notes payable related parties	$ 75,000
Maturity date	Aug. 26, 2019
Interest rate	4.50%
Accrued Interest expense		46
Interest expense related party		$ 46